Key Management Personnel - Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Key Management Personnel [Abstract]
Amounts owed to key management personnel related entities	$ 0	$ 56,135
Loan receivable	0	0
Loan payable	0	0
Key management personnel related entities [Member]
Key Management Personnel [Abstract]
Services charged by entities controlled or jointly controlled by key management personnel	379,286	279,236	$ 215,719
Disclosure of transactions between related parties [line items]
Key management personnel transactions	379,286	279,236	215,719
Key management personnel [member]
Key Management Personnel [Abstract]
Services charged by entities controlled or jointly controlled by key management personnel	0	0	0
Disclosure of transactions between related parties [line items]
Key management personnel transactions	$ 0	$ 0	$ 0